Consolidated Statement of Comprehensive Loss	5 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Revenue	$ 0
Operating Expenses:
Research and development	411,741
General and administrative	1,772,169
Total operating expenses	2,183,910
Loss from operations	(2,183,910)
Other income (loss):
Interest and dividend income, net	11,173
Change in fair value of conversion feature	1,385
Realized loss on available-for-sale securities	(16,406)
Total other loss	(3,848)
Net loss	(2,187,758)
Other Comprehensive Loss
Unrealized loss on available-for-sale securities before reclassification, net of tax	16,406
Reclassification adjustment for loss, net of tax	(16,406)
Other Comprehensive Loss	0
Comprehensive Loss	$ (2,187,758)
Basic and diluted net loss per common share (in dollar per share) | $ / shares	$ (0.65)
Weighted average number of shares outstanding - basic and diluted (in shares) | shares	3,353,282